--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                       U.S. Large Cap Value Portfolio II

                                 Annual Report

                          Year Ended November 30, 1998

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
    Performance Chart...................................................       9
    Schedule of Investments.............................................   10-11
    Statement of Assets and Liabilities.................................      12
    Statement of Operations.............................................      13
    Statements of Changes in Net Assets.................................      14
    Financial Highlights................................................      15
    Notes to Financial Statements.......................................   16-17
    Report of Independent Accountants...................................      18

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. Large Cap Value Portfolio II vs.
Russell 1000 Value Index
September 1994-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       U.S. Large Cap Value         Russell 1000 Value
Growth of $10,000          Portfolio II                    Index           Fama-French Large Cap Value Index

                                         $10,000                  $10,000                            $10,000
Sep-94                                    $9,705                   $9,668                             $9,632
Oct-94                                    $9,883                   $9,802                             $9,815
Nov-94                                    $9,435                   $9,406                             $9,367
Dec-94                                    $9,548                   $9,515                             $9,406
Jan-95                                    $9,748                   $9,808                             $9,652
Feb-95                                   $10,287                  $10,195                            $10,283
Mar-95                                   $10,436                  $10,418                            $10,442
Apr-95                                   $10,805                  $10,747                            $10,807
May-95                                   $11,354                  $11,200                            $11,320
Jun-95                                   $11,594                  $11,352                            $11,611
Jul-95                                   $12,092                  $11,747                            $12,148
Aug-95                                   $12,442                  $11,913                            $12,430
Sep-95                                   $12,861                  $12,344                            $12,803
Oct-95                                   $12,333                  $12,222                            $12,266
Nov-95                                   $12,997                  $12,842                            $12,903
Dec-95                                   $13,079                  $13,164                            $13,046
Jan-96                                   $13,437                  $13,575                            $13,365
Feb-96                                   $13,632                  $13,678                            $13,561
Mar-96                                   $14,104                  $13,910                            $13,961
Apr-96                                   $14,320                  $13,963                            $14,261
May-96                                   $14,556                  $14,138                            $14,482
Jun-96                                   $14,125                  $14,149                            $14,113
Jul-96                                   $13,490                  $13,614                            $13,381
Aug-96                                   $14,022                  $14,004                            $13,872
Sep-96                                   $14,289                  $14,561                            $14,218
Oct-96                                   $14,750                  $15,124                            $14,611
Nov-96                                   $15,815                  $16,221                            $15,678
Dec-96                                   $15,648                  $16,013                            $15,598
Jan-97                                   $16,206                  $16,790                            $16,117
Feb-97                                   $16,522                  $17,037                            $16,496
Mar-97                                   $15,762                  $16,424                            $15,734
Apr-97                                   $16,279                  $17,113                            $16,305
May-97                                   $17,534                  $18,070                            $17,580
Jun-97                                   $18,073                  $18,845                            $18,144
Jul-97                                   $19,876                  $20,262                            $19,855
Aug-97                                   $19,580                  $19,541                            $19,589
Sep-97                                   $20,604                  $20,721                            $20,614
Oct-97                                   $19,549                  $20,143                            $19,995
Nov-97                                   $19,751                  $21,033                            $20,507
Dec-97                                   $20,023                  $21,648                            $20,962
Jan-98                                   $20,290                  $21,342                            $21,138
Feb-98                                   $22,059                  $22,779                            $22,912
Mar-98                                   $23,294                  $24,173                            $24,282
Apr-98                                   $23,418                  $24,335                            $24,598
May-98                                   $23,216                  $23,975                            $24,659
Jun-98                                   $23,149                  $24,281                            $24,674
Jul-98                                   $22,348                  $23,854                            $23,823
Aug-98                                   $18,274                  $20,305                            $19,887
Sep-98                                   $19,197                  $21,470                            $21,104
Oct-98                                   $20,756                  $23,134                            $23,002
Nov-98                                   $22,057                  $24,212                            $24,163

Annualized
Total Return        One          From
(%)                Year     September 1994
-------------------------------------------
                   5.58          6.31

- The portfolio seeks to capture return premiums associated with high book-to-market ratios by investing in the U.S. Large Cap Value Series of the DFA Investment Trust Company which in turn invests in U.S. large companies on a market cap-weighted basis. The series invests in companies that have average weighted markets capitalizations of approximately $18.7 billion and book-to-market ratios in the upper 30% of publicly traded U.S. companies.

- The portfolio's returns in fiscal 1998 reflected the performance of large U.S. companies with high look-to-market ratios.

- The Russell 1000 Value Index is a more widely recognized and more broadly based securities index than the Fama-French Large Cap Value Index, and is replaced the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
  (2,402,458 Shares, Cost $33,597++) at Value............................................  $    45,142
Receivable for Investment Securities Sold................................................          317
Prepaid Expenses and Other Assets........................................................           12
                                                                                           -----------
    Total Assets.........................................................................       45,471
                                                                                           -----------

LIABILITIES:
Payable for Investment Securities Purchased..............................................          317
Accrued Expenses.........................................................................           19
                                                                                           -----------
    Total Liabilities....................................................................          336
                                                                                           -----------

NET ASSETS...............................................................................  $    45,135
                                                                                           -----------
                                                                                           -----------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)...............................................................    2,277,542
                                                                                           -----------
                                                                                           -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $     19.82
                                                                                           -----------
                                                                                           -----------

NET ASSETS CONSIST OF:
Paid-In Capital..........................................................................  $    31,197
Undistributed Net Investment Income......................................................          626
Undistributed Net Realized Gain..........................................................        1,767
Unrealized Appreciation of Investment Securities.........................................       11,545
                                                                                           -----------

    Total Net Assets.....................................................................  $    45,135
                                                                                           -----------
                                                                                           -----------

--------------

++ The cost for Federal income tax purposes is $34,227.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment Trust Company..................  $     876
                                                                                           ---------
EXPENSES
    Administrative Services..............................................................          5
    Accounting & Transfer Agent Fees.....................................................         15
    Shareholder Services.................................................................         53
    Legal Fees...........................................................................          3
    Audit Fees...........................................................................          1
    Filing Fees..........................................................................         17
    Shareholders' Reports................................................................         16
    Directors' Fees and Expenses.........................................................          1
    Organization Costs...................................................................          8
    Other................................................................................          1
                                                                                           ---------
        Total Expenses...................................................................        120
                                                                                           ---------
    NET INVESTMENT INCOME................................................................        756
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Capital Gain Distributions Received from The DFA Investment Trust Company................      2,804

Net Realized Loss on Investment Securities...............................................        (67)

Change in Unrealized Appreciation of Investment Securities...............................      1,644
                                                                                           ---------

    NET GAIN ON INVESTMENT SECURITIES....................................................      4,381
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   5,137
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                   YEAR         YEAR
                                                                                                ENDED NOV.     ENDED
                                                                                                   30,        NOV. 30,
                                                                                                   1998         1997
                                                                                               ------------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income....................................................................   $      756   $      613
    Capital Gain Distributions Received from The DFA Investment Trust Company................        2,804        1,372
    Net Realized Loss on Investment Securities...............................................          (67)        (128)
    Change in Unrealized Appreciation of Investment Securities...............................        1,644        6,098
                                                                                               ------------  ----------
        Net Increase in Net Assets Resulting from Operations.................................        5,137        7,955
                                                                                               ------------  ----------

Distributions From:
    Net Investment Income....................................................................         (689)        (339)
    Net Realized Gains.......................................................................       (1,933)        (422)
                                                                                               ------------  ----------
        Total Distributions..................................................................       (2,622)        (761)
                                                                                               ------------  ----------

Capital Share Transactions (1):
    Shares Issued............................................................................       11,753       23,043
    Shares Issued in Lieu of Cash Distributions..............................................        2,622          761
    Shares Redeemed..........................................................................      (22,124)      (6,708)
                                                                                               ------------  ----------
        Net Increase (Decrease) From Capital Share Transactions..............................       (7,749)      17,096
                                                                                               ------------  ----------
        Total Increase (Decrease)............................................................       (5,234)      24,290

NET ASSETS
    Beginning of Period......................................................................       50,369       26,079
                                                                                               ------------  ----------
    End of Period............................................................................   $   45,135   $   50,369
                                                                                               ------------  ----------
                                                                                               ------------  ----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued............................................................................          594        1,343
    Shares Issued in Lieu of Cash Distributions..............................................          149           51
    Shares Redeemed..........................................................................       (1,156)        (393)
                                                                                               ------------  ----------
                                                                                                      (413)       1,001
                                                                                               ------------  ----------
                                                                                               ------------  ----------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     AUG. 3 TO
                                                NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                  1998           1997           1996           1995           1994
                                               ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period.........  $    18.72     $    15.43     $    12.72     $     9.48     $    10.00
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................        0.32           0.24           0.20           0.17           0.11
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................        1.74           3.50           2.54           3.40          (0.52)
                                               ----------     ----------     ----------     ----------     ----------
  Total from Investment Operations...........        2.06           3.74           2.74           3.57          (0.41)
                                               ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Net Investment Income......................       (0.25)         (0.20)         (0.03)         (0.17)         (0.11)
  Net Realized Gains.........................       (0.71)         (0.25)            --          (0.16)            --
                                               ----------     ----------     ----------     ----------     ----------
  Total Distributions........................       (0.96)         (0.45)         (0.03)         (0.33)         (0.11)
                                               ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period...............  $    19.82     $    18.72     $    15.43     $    12.72     $     9.48
                                               ----------     ----------     ----------     ----------     ----------
                                               ----------     ----------     ----------     ----------     ----------
Total Return.................................       11.69%         24.98%         21.59%         37.76%         (4.14)%#

Net Assets, End of Period (thousands)........  $   45,135     $   50,369     $   26,079     $    7,110     $    1,285
Ratio of Expenses to Average Net Assets
  (1)........................................        0.39%          0.45%          0.82%          0.96%(a)       0.96%*(a)
Ratio of Net Investment Income to Average Net
  Assets.....................................        1.44%          1.62%          1.80%          2.37%(a)       5.39%*(a)
Portfolio Turnover Rate......................         N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund
  Series.....................................       24.07%         17.71%         20.12%         29.41%         39.33%(b)

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1995 and 1994 would have been 2.35% and 8.45%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1995 and 1994 would have been 0.98% and (2.10)%, respectively.

(b)  Master Fund Series Turnover calculated for the year ended November 30,
     1994.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which U.S. Large Cap Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1998, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. Effective July 1, 1996, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%. Prior to that date this rate was 0.15 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective July 1, 1996 the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets on an annualized basis. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 1998, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, pursuant to an agreement with a Shareholder Service Agent, the Portfolio pays to such agent a fee at the effective annual rate of .10% of its average daily net assets.

D. INVESTMENTS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...........................  $  10,915
Gross Unrealized Depreciation...........................         --
                                                          ---------
Net.....................................................  $  10,915
                                                          ---------
                                                          ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1998.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statement of assets and liabilities of Dimensional Investment Group Inc., The U.S. Large Cap Value Portfolio II, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Investment Group Inc., The U.S. Large Cap Value Portfolio II at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. Large Cap Value Series vs.
Russell 1000 Value Index
March 1993-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      U.S. Large Cap Value       Russell 1000 Value
Growth of $10,000            Series                     Index           Fama-French Large Cap Value Index

                                      $10,000                  $10,000                            $10,000
Mar-93                                $10,109                  $10,295                            $10,302
Apr-93                                $10,080                  $10,163                            $10,247
May-93                                $10,189                  $10,368                            $10,333
Jun-93                                $10,406                  $10,596                            $10,501
Jul-93                                $10,553                  $10,714                            $10,623
Aug-93                                $10,810                  $11,101                            $10,980
Sep-93                                $10,622                  $11,119                            $10,869
Oct-93                                $10,750                  $11,111                            $10,907
Nov-93                                $10,650                  $10,882                            $10,742
Dec-93                                $10,906                  $11,089                            $11,018
Jan-94                                $11,219                  $11,508                            $11,242
Feb-94                                $10,714                  $11,114                            $10,748
Mar-94                                $10,280                  $10,701                            $10,273
Apr-94                                $10,441                  $10,906                            $10,418
May-94                                $10,370                  $11,032                            $10,291
Jun-94                                $10,155                  $10,768                            $10,097
Jul-94                                $10,605                  $11,103                            $10,542
Aug-94                                $10,911                  $11,422                            $10,821
Sep-94                                $10,592                  $11,043                            $10,423
Oct-94                                $10,799                  $11,196                            $10,621
Nov-94                                $10,315                  $10,744                            $10,137
Dec-94                                $10,440                  $10,867                            $10,178
Jan-95                                $10,680                  $11,202                            $10,445
Feb-95                                $11,285                  $11,645                            $11,127
Mar-95                                $11,457                  $11,900                            $11,299
Apr-95                                $11,877                  $12,276                            $11,695
May-95                                $12,495                  $12,792                            $12,249
Jun-95                                $12,769                  $12,966                            $12,564
Jul-95                                $13,328                  $13,418                            $13,146
Aug-95                                $13,730                  $13,607                            $13,451
Sep-95                                $14,205                  $14,099                            $13,854
Oct-95                                $13,621                  $13,960                            $13,274
Nov-95                                $14,366                  $14,667                            $13,963
Dec-95                                $14,469                  $15,036                            $14,118
Jan-96                                $14,880                  $15,505                            $14,462
Feb-96                                $15,102                  $15,623                            $14,675
Mar-96                                $15,627                  $15,888                            $15,108
Apr-96                                $15,884                  $15,949                            $15,432
May-96                                $16,152                  $16,148                            $15,672
Jun-96                                $15,682                  $16,161                            $15,272
Jul-96                                $14,986                  $15,550                            $14,479
Aug-96                                $15,581                  $15,995                            $15,011
Sep-96                                $15,892                  $16,631                            $15,386
Oct-96                                $16,412                  $17,275                            $15,811
Nov-96                                $17,595                  $18,527                            $16,965
Dec-96                                $17,423                  $18,290                            $16,878
Jan-97                                $18,047                  $19,177                            $17,440
Feb-97                                $18,406                  $19,459                            $17,850
Mar-97                                $17,563                  $18,759                            $17,026
Apr-97                                $18,141                  $19,546                            $17,644
May-97                                $19,548                  $20,639                            $19,023
Jun-97                                $20,150                  $21,525                            $19,634
Jul-97                                $22,170                  $23,143                            $21,485
Aug-97                                $21,844                  $22,319                            $21,198
Sep-97                                $22,995                  $23,667                            $22,306
Oct-97                                $21,818                  $23,007                            $21,637
Nov-97                                $22,049                  $24,024                            $22,191
Dec-97                                $22,357                  $24,725                            $22,684
Jan-98                                $22,655                  $24,377                            $22,874
Feb-98                                $24,635                  $26,017                            $24,793
Mar-98                                $26,017                  $27,610                            $26,276
Apr-98                                $26,160                  $27,795                            $26,617
May-98                                $25,940                  $27,383                            $26,684
Jun-98                                $25,878                  $27,734                            $26,700
Jul-98                                $24,980                  $27,246                            $25,779
Aug-98                                $20,434                  $23,192                            $21,520
Sep-98                                $21,470                  $24,523                            $22,837
Oct-98                                $23,224                  $26,423                            $24,890
Nov-98                                $24,677                  $27,655                            $26,147

Annualized
Total Return        One       Five        From
(%)                Year       Years    March 1993
--------------------------------------------------
                   11.92      18.30       17.01

- The series seeks to capture return premiums associated with high book-to-market ratios and market capitalization by investing in U.S. large companies on a market cap-weighted basis. The series invests in companies that have average weighted markets capitalizations of approximately $18.7 billion and book-to-market ratios in the upper 30% of publicly traded U.S. companies.

- The series' returns in fiscal 1998 reflected the performance of large cap high book-to-market U.S. companies.

- The Russell 1000 Value Index is a more widely recognized aqnd more broadly based securities index than the Fama-French Large Cap Value Index, and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (99.0%)
 AK Steel Holding Corp.................................       156,800  $  3,008,600
 *AMR Corp.............................................       453,000    29,869,687
 AVX Corp..............................................       177,100     3,442,381
 *Adaptec, Inc.........................................        50,800       828,675
 *Advanced Micro Devices, Inc..........................       485,900    13,453,356
 Aetna, Inc............................................       544,726    42,114,129
 *Airgas, Inc..........................................        28,800       291,600
 *Alaska Air Group, Inc................................        21,200       793,675
 Albemarle Corp........................................        97,500     1,815,937
 Alexander & Baldwin, Inc..............................       109,700     2,509,387
 *Alleghany Corp.......................................         8,432     1,621,052
 Aluminium Co. of America..............................        69,271     5,134,713
 Ambac, Inc............................................       150,200     9,162,200
 Amerada Hess Corp.....................................       179,900     9,984,450
 *America West Holdings Corp. Class B..................        85,700     1,210,512
 American Financial Group, Inc. (New)..................        75,000     2,948,437
 American General Corp.................................       440,707    31,042,299
 American Greetings Corp. Class A......................        19,400       820,862
 American National Insurance Co........................        21,900     1,828,650
 Amerus Life Holdings, Inc. Class A....................        28,000       617,750
 Apache Corp...........................................       186,600     4,291,800
 Arch Coal, Inc........................................        12,600       241,762
 Archer-Daniels Midland Co.............................     1,299,935    23,886,306
 *Arrow Electronics, Inc...............................       287,600     6,255,300
 Asarco, Inc...........................................       104,900     2,032,437
 *Associated Group, Inc. Class A.......................         6,500       243,344
 Astoria Financial Corp................................        23,800     1,071,744
 Atlantic Richfield Co.................................       221,200    14,709,800
 *Atmel Corp...........................................       131,200     1,594,900
 Avnet, Inc............................................       115,600     6,726,475
 *BJ Services, Co......................................       228,200     3,152,012
 Baker Hughes, Inc.....................................        75,400     1,380,762
 Ball Corp.............................................       112,500     4,809,375
 Bancwest Corp.........................................        98,600     4,264,450
 Bankers Trust New York Corp...........................       211,700    18,417,900
 Bear Stearns Companies, Inc...........................       249,637    10,484,754
 Berkley (W.R.) Corp...................................        47,400     1,589,381
 *Bethlehem Steel Corp.................................       285,500     2,355,375
 *Beverly Enterprises..................................       296,100     1,702,575
 Black & Decker Corp...................................       168,800     9,146,850
 Block Drug Co., Inc. Class A..........................        37,588     1,426,026
 Boise Cascade Corp....................................       162,100     5,136,544
 Borg Warner Automotive, Inc...........................        46,300     2,309,212
 Bowater, Inc..........................................       141,300     5,581,350
 *Brinker International, Inc...........................        18,700       475,681
 Brunswick Corp........................................       273,500     6,017,000
 Burlington Coat Factory Warehouse Corp................        10,000       145,000
 Burlington Northern Santa Fe Corp.....................       940,100    31,963,400
 CIGNA Corp............................................       294,324    22,902,086
 *CNA Financial Corp...................................       422,500    18,061,875
 CSX Corp..............................................       484,500    20,197,594
 *Cabletron Systems, Inc...............................       438,500     6,139,000
 Capital Re Corp.......................................        26,600       525,350
 Carpenter Technology Corp.............................        21,900       773,344
 *Case Corp............................................       166,300     4,032,775
 #Champion International Corp..........................       206,000     8,561,875
 Chesapeake Corp.......................................        15,100       523,781
 Chicago Title Corp....................................        14,996       701,063
 Chiquita Brands International, Inc....................       111,200     1,251,000
 *Chris-Craft Industries, Inc..........................        68,808     3,182,370
 Cincinnati Financial Corp.............................       333,380    13,012,238
 *Circus Circus Enterprises, Inc.......................       271,300     3,136,906

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Citizens Corp.........................................        94,700  $  3,131,019
 Commerce Group, Inc...................................        54,700     1,873,475
 Comsat Corp. Series 1.................................        96,600     3,441,375
 Consolidated Papers, Inc..............................       101,000     2,581,812
 Cooper Tire & Rubber Co...............................        95,100     1,860,394
 Coors (Adolph) Co. Class B............................        80,500     4,007,391
 *Corporate Express, Inc...............................        33,200       192,975
 Countrywide Credit Industries, Inc....................       258,600    12,800,700
 Crown Cork & Seal Co., Inc............................       393,100    13,267,125
 Cummins Engine Co., Inc...............................       108,800     4,039,200
 *Cypress Semiconductor Corp...........................       184,700     1,881,631
 Cyprus Amax Minerals Co., Inc.........................       238,900     2,717,487
 *Daimlerchrysler......................................       881,271    80,801,535
 Dana Corp.............................................        27,414     1,069,146
 Darden Restaurants, Inc...............................       356,000     5,629,250
 *Delphi Financial Group, Inc. Class A.................           816        38,097
 #Devon Energy Corp....................................        26,100       859,669
 Dillards, Inc. Class A................................       321,700    11,058,437
 *EEX Corp.............................................       434,154     1,546,674
 ENSCO International, Inc..............................       236,600     2,262,487
 #Enhance Financial Services Group, Inc................        26,400       775,500
 Enron Corp............................................         7,800       409,987
 Enron Oil & Gas Corp..................................       217,800     3,267,000
 *Everest Reinsurance Holdings, Inc....................        22,800       856,425
 *Extended Stay America, Inc...........................       140,300     1,403,000
 *Federated Department Stores, Inc.....................       606,300    25,275,131
 Financial Security Assurance Holdings, Ltd............        41,800     2,293,775
 First Citizens Bancshares, Inc. NC....................        10,100       872,072
 Florida East Coast Industries, Inc....................        54,600     1,870,050
 Ford Motor Co.........................................     2,655,700   146,727,425
 *Fruit of The Loom, Inc. Class A......................       120,600     1,778,850
 GATX Corp.............................................        84,400     3,191,375
 General Motors Corp...................................     1,528,500   106,995,000
 General Motors Corp. Class H..........................       217,546     8,266,748
 Georgia-Pacific Corp..................................       191,500    10,867,625
 Georgia-Pacific Corp. Timber Group....................        50,200     1,154,600
 *Golden State Bancorp, Inc............................       144,900     2,789,325
 Golden West Financial Corp............................        90,800     8,597,625
 Goodrich (B.F.) Co....................................        95,400     3,619,237
 Great Atlantic & Pacific Tea Co., Inc.................       126,700     3,460,494
 Great Lakes Chemical Corp.............................        23,900       954,506
 Greenpoint Financial Corp.............................       127,600     4,856,775
 Harris Corp...........................................        13,300       504,569
 Helmerich & Payne, Inc................................       104,300     1,799,175
 Hilton Hotels Corp....................................       545,500    11,864,625
 Hollinger International, Inc. Class A.................       147,100     1,903,106
 IBP, Inc..............................................       288,400     7,318,150
 IMC Global, Inc.......................................       257,400     5,888,025
 *IVAX Corp............................................       361,000     3,429,500
 Ikon Office Solutions, Inc............................       247,900     2,417,025
 Inland Steel Industries, Inc..........................        64,592     1,182,841
 Integrated Health Services, Inc.......................        87,100       974,431
 International Paper Co................................       687,800    29,876,312
 *International Speciality Products, Inc...............       252,000     3,307,500
 *K Mart Corp..........................................     1,417,400    21,615,350
 Kerr-McGee Corp.......................................        58,300     2,302,850
 *LSI Logic Corp.......................................       458,000     7,099,000
 LTV Corp..............................................       225,900     1,242,450
 Lafarge Corp..........................................       136,700     5,066,444
 *Lam Research Corp....................................       113,900     2,032,403
 Lehman Brothers Holdings, Inc.........................       297,600    14,861,400
 Lennar Corp...........................................         1,900        42,275
 Liberty Corp..........................................        35,900     1,741,150

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Liberty Financial Companies, Inc......................       121,500  $  3,531,094
 Lincoln National Corp.................................       223,050    18,666,497
 Loews Corp............................................       235,300    23,530,000
 Longs Drug Stores Corp................................        53,000     1,888,125
 Louisiana-Pacific Corp................................       298,100     5,067,700
 *Lubrizol Corp........................................       182,000     4,936,750
 #*MGM Grand, Inc......................................        52,928     1,359,588
 Mallinckrodt, Inc.....................................       205,200     6,630,525
 Mark IV Industries, Inc...............................        45,300       764,437
 Mead Corp.............................................       281,000     8,517,812
 Media General, Inc. Class A...........................        16,900       801,694
 Metris Companies, Inc.................................        33,999     1,138,966
 *Micron Technology, Inc...............................       499,900    20,652,119
 *Millennium Chemicals, Inc............................        10,500       250,687
 Mitchell Energy & Development Corp. Class A...........        68,500       890,500
 Mitchell Energy & Development Corp. Class B...........        41,600       551,200
 Morgan (J.P.) & Co., Inc..............................       292,700    31,282,312
 Morton International, Inc.............................        11,000       323,812
 Murphy Oil Corp.......................................        31,700     1,264,037
 NAC RE Corp...........................................        26,000     1,241,500
 Nabisco Holdings Corp.................................        71,900     2,867,012
 *National Semiconductor Corp..........................       458,600     6,592,375
 *Navistar International Corp..........................       216,700     5,607,112
 *Nextel Communications Corp. Class A..................       162,515     3,499,151
 Noble Affiliates, Inc.................................       108,000     2,733,750
 Norfolk Southern Corp.................................       749,500    22,766,062
 *Novell, Inc..........................................       883,000    14,597,094
 Occidental Petroleum Corp.............................       650,800    13,178,700
 *Officemax, Inc.......................................       367,200     3,901,500
 Ogden Corp............................................       151,696     4,029,425
 #Ohio Casualty Corp...................................       106,900     4,342,812
 Old Republic International Corp.......................       373,275     7,955,423
 Olsten Corp...........................................        13,300        99,750
 Orion Capital Corp....................................        10,000       361,250
 Overseas Shipholding Group, Inc.......................        37,500       592,969
 Pacific Century Financial Corp........................       124,500     2,661,187
 *Pacificare Health Systems, Inc. Class A..............        12,040       837,532
 *Pacificare Health Systems, Inc. Class B..............        39,256     2,962,601
 Pennzoil Co...........................................        55,600     2,064,150
 Pep Boys - Manny, Moe & Jack..........................       151,100     2,134,288
 Phelps Dodge Corp.....................................       122,900     6,966,894
 Pioneer Natural Resources Co..........................       333,000     4,412,250
 Potlatch Corp.........................................        94,600     3,577,063
 Provident Companies, Inc..............................       550,808    21,171,683
 Pulte Corp............................................        71,400     1,816,238
 *Quantum Corp.........................................       311,100     6,892,809
 Questar Corp..........................................        36,500       700,344
 RJR Nabisco Holdings Corp.............................       640,380    18,450,949
 Rayonier, Inc.........................................        83,000     3,527,500
 Reynolds Metals Co....................................       140,300     7,698,963
 *Rowan Companies, Inc.................................        64,500       632,906
 Russell Corp..........................................       137,400     3,271,838
 Ryder System, Inc.....................................       195,800     5,592,538
 Safeco Corp...........................................       334,200    14,360,156
 Saint Paul Companies, Inc.............................       583,026    20,551,667
 *Seagate Technology, Inc..............................       603,100    17,791,450
 *Silicon Graphics, Inc................................       456,700     5,594,575
 *Smurfit-Stone Container Corp.........................       235,026     3,327,087
 Springs Industries, Inc. Class A......................         5,000       194,688
 #*Sprint Corp. (PCS Group)............................         5,850        93,600
 St. Joe Corp..........................................        78,400     1,847,300
 TIG Holdings, Inc.....................................       185,700     2,611,406
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Tecumseh Products Co. Class A.........................        58,300  $  2,893,138
 Tecumseh Products Co. Class B.........................         5,700       288,563
 *Tektronix, Inc.......................................        26,800       718,575
 *Tele-Communications Liberty Media Group Class A......        19,952       804,939
 Telephone & Data Systems, Inc.........................       152,900     6,536,475
 Temple-Inland, Inc....................................       138,200     7,419,613
 Tenneco, Inc..........................................       324,700    11,567,438
 Terra Industries, Inc.................................        61,400       333,863
 *Thermo-Electron Corp.................................        28,300       477,563
 Tidewater, Inc........................................        63,700     1,469,081
 Timken Co.............................................       167,800     3,230,150
 *Toys R Us, Inc.......................................       613,800    12,122,550
 Transamerica Corp.....................................       231,400    24,586,250
 Travelers Property Casualty Corp......................       171,000     5,888,813
 Tyson Foods, Inc. Class A.............................        13,000       268,938
 UMB Financial Corp....................................        34,000     1,530,000
 USX-Marathon Group, Inc...............................       448,450    12,724,769
 USX-US Steel Group....................................       314,400     7,683,150
 Ultramar Diamond Shamrock Corp........................        62,100     1,599,075
 Union Camp Corp.......................................       152,600     9,871,313
 Union Pacific Corp....................................       585,300    28,460,213
 Union Pacific Resources Group, Inc....................       394,600     4,414,588
 Unionbancal Corp......................................        48,600     4,850,888
 *United States Cellular Corp..........................       141,300     5,325,244
 Unitrin, Inc..........................................       111,900     7,930,913
 Valero Energy Corp....................................       133,300     2,799,300
 Valhi, Inc............................................        85,600       941,600
 *Venator Group, Inc...................................       494,500     3,894,188
 *Viacom, Inc. Class A.................................       122,400     8,040,150
 *Viacom, Inc. Class B.................................       805,200    53,596,125
 *Vishay Intertechnology, Inc..........................       127,564     1,809,814
 Wallace Computer Services, Inc........................        31,000       695,563
 Weis Markets, Inc.....................................        20,800       793,000
 Wesco Financial Corp..................................         8,500     2,992,000
 #*Western Digital Corp................................        28,100       367,056
 Westvaco Corp.........................................       211,250     5,941,406
 Weyerhaeuser Co.......................................       442,100    22,160,263
 Whirlpool Corp........................................        69,000     3,864,000
 Willamette Industries, Inc............................       298,600    10,432,338
 Worthington Industries, Inc...........................       126,900     1,558,491
 Xtra Corp.............................................         6,200       294,888
 *Zale Corp............................................        27,100       775,738
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,399,206,000)................................                1,730,831,533
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
  12/01/98 (Collateralized by U.S. Treasury Notes
  6.25%, 08/31/02, valued at $18,136,825) to be
  repurchased at $17,866,456.
  (Cost $17,864,000)...................................  $     17,864    17,864,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,417,070,000)++....................................                $1,748,695,533
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value.....................................................................  $ 1,748,696
Collateral for Securities Loaned.........................................................        9,885
Receivables
    Dividends and Interest...............................................................        4,466
    Investment Securities Sold...........................................................       13,411
    Fund Shares Sold.....................................................................          112
Prepaid Expenses and Other Assets........................................................            1
                                                                                           -----------
    Total Assets.........................................................................    1,776,571
                                                                                           -----------

LIABILITIES:
Payable for Securities Loaned............................................................        9,885
Payable for Investment Securities Purchased..............................................        9,191
Payable for Fund Shares Redeemed.........................................................        1,281
Accrued Expenses and Other Liabilities...................................................          307
                                                                                           -----------
    Total Liabilities....................................................................       20,664
                                                                                           -----------

NET ASSETS...............................................................................  $ 1,755,907
                                                                                           -----------
                                                                                           -----------

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)...............................................................   93,435,456
                                                                                           -----------
                                                                                           -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $     18.79
                                                                                           -----------
                                                                                           -----------

Investments at Cost......................................................................  $ 1,417,070
                                                                                           -----------
                                                                                           -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends..........................................................................  $  29,635
    Interest...........................................................................        775
    Income From Securities Lending.....................................................        210
                                                                                         ---------
        Total Investment Income........................................................     30,620
                                                                                         ---------

EXPENSES
    Investment Advisory Services.......................................................      1,667
    Accounting & Transfer Agent Fees...................................................        688
    Custodian's Fee....................................................................        246
    Legal Fees.........................................................................         21
    Audit Fees.........................................................................         31
    Shareholders' Reports..............................................................         30
    Trustees' Fees and Expenses........................................................          7
    Other..............................................................................         26
                                                                                         ---------
        Total Expenses.................................................................      2,716
                                                                                         ---------
    Net Investment Income..............................................................     27,904
                                                                                         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Securities.............................................    136,077
Change in Unrealized Appreciation of Investment Securities.............................     12,481
                                                                                         ---------
    NET GAIN ON INVESTMENT SECURITIES..................................................    148,558
                                                                                         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................  $ 176,462
                                                                                         ---------
                                                                                         ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                              YEAR           YEAR
                                                                                           ENDED NOV.        ENDED
                                                                                               30,         NOV. 30,
                                                                                              1998           1997
                                                                                          -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...............................................................  $      27,904  $      24,622
    Net Realized Gain on Investment Securities..........................................        136,077         82,623
    Change in Unrealized Appreciation of Investment Securities..........................         12,481        172,274
                                                                                          -------------  -------------
        Net Increase in Net Assets Resulting from Operations............................        176,462        279,519
                                                                                          -------------  -------------

Distributions From:
    Net Investment Income...............................................................        (28,682)       (23,401)
    Net Realized Gains..................................................................        (82,634)       (52,566)
                                                                                          -------------  -------------
        Total Distributions.............................................................       (111,316)       (75,967)
                                                                                          -------------  -------------

Capital Share Transactions (1):
    Shares Issued.......................................................................        281,067        320,473
    Shares Issued in Lieu of Cash Distributions.........................................         91,193         64,945
    Shares Redeemed.....................................................................       (171,495)       (86,916)
                                                                                          -------------  -------------
    Net Increase From Capital Share Transactions........................................        200,765        298,502
                                                                                          -------------  -------------
        Total Increase..................................................................        265,911        502,054

NET ASSETS
    Beginning of Period.................................................................      1,489,996        987,942
                                                                                          -------------  -------------
    End of Period.......................................................................  $   1,755,907  $   1,489,996
                                                                                          -------------  -------------
                                                                                          -------------  -------------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................................................................         15,137         19,550
    Shares Issued in Lieu of Cash Distributions.........................................          5,270          4,236
    Shares Redeemed.....................................................................          9,356         (5,069)
                                                                                          -------------  -------------
                                                                                                 11,051         18,717
                                                                                          -------------  -------------
                                                                                          -------------  -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 YEAR           YEAR       YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                 ENDED          ENDED       NOV. 30,     NOV. 30,     NOV. 30,
                                                             NOV. 30, 1998  NOV. 30, 1997     1996         1995         1994
                                                             -------------  -------------  -----------  -----------  -----------
Net Asset Value, Beginning of Period.......................  $       18.09  $       15.52  $     13.29  $      9.92  $     10.59
                                                             -------------  -------------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income....................................           0.31           0.32         0.31         0.32         0.33
  Net Gains (Losses) on Securities (Realized and
    Unrealized)............................................           1.71           3.38         2.57         3.53        (0.65)
                                                             -------------  -------------  -----------  -----------  -----------
  Total from Investment Operations.........................           2.02           3.70         2.88         3.85        (0.32)
                                                             -------------  -------------  -----------  -----------  -----------
LESS DISTRIBUTIONS
  Net Investment Income....................................          (0.32)         (0.31)       (0.31)       (0.31)       (0.35)
  Net Realized Gains.......................................          (1.00)         (0.82)       (0.34)       (0.17)          --
                                                             -------------  -------------  -----------  -----------  -----------
  Total Distributions......................................          (1.32)         (1.13)       (0.65)       (0.48)       (0.35)
                                                             -------------  -------------  -----------  -----------  -----------
Net Asset Value, End of Period.............................  $       18.79  $       18.09  $     15.52  $     13.29  $      9.92
                                                             -------------  -------------  -----------  -----------  -----------
                                                             -------------  -------------  -----------  -----------  -----------
Total Return...............................................          11.93%         25.31%       22.48%       39.26%       (3.13)%

Net Assets, End of Period (thousands)......................  $   1,755,907  $   1,489,996  $   987,942  $   423,027  $   198,848
Ratio of Expenses to Average Net Assets....................           0.16%          0.18%        0.19%        0.21%        0.22%
Ratio of Net Investment Income to Average Net Assets.......           1.67%          1.96%        2.37%        2.84%        3.72%
Portfolio Turnover Rate....................................          24.70%         17.71%       20.12%       29.41%       39.33%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1998.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1998, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1998, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $ 503,556
Sales..................................................    404,421

E. INVESTMENT TRANSACTIONS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $ 425,729
Gross Unrealized Depreciation..........................    (94,103)
                                                         ---------
Net....................................................  $ 331,626
                                                         ---------
                                                         ---------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series for the year ended November 30, 1998 were as follows:

                                                               MAXIMUM
                  WEIGHTED                                      AMOUNT
   WEIGHTED       AVERAGE       NUMBER OF       INTEREST       BORROWED
    AVERAGE         LOAN           DAYS         EXPENSE         DURING
 INTEREST RATE    BALANCE       OUTSTANDING     INCURRED      THE PERIOD
---------------  ----------     ----------     ----------     ----------

     6.08%       $3,038,667             3      $   1,539      $3,596,000

G. COMPONENTS OF NET ASSETS:

    At November 30, 1998, net assets consisted of (amounts in thousands):

Paid-In Capital......................................  $ 1,287,321
Undistributed Net Investment Income..................          971
Undistributed Net Realized Gain......................      135,989
Unrealized Appreciation of Investment Securities.....      331,626
                                                       -----------
                                                       $ 1,755,907
                                                       -----------
                                                       -----------

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1998 was reinvested into overnight repurchase agreements with Warburg Dillon Reed which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 1998, the market value of securities on loan to brokers was $9,473,197, the related collateral cash received was $9,885,206 and the value of collateral on overnight repurchase agreements was $9,688,577.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, of The DFA Investment Trust Company, The U.S. Large Cap Value Series, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The U.S. Large Cap Value Series at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999

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